Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Aggressive Growth	-19.92%	-35.90%	87.24%	375.72%
Russell Midcap® Growth	-8.43%	-24.28%	73.07%	258.27%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Aggressive Growth	-35.90%	13.37%	16.88%
Russell Midcap Growth	-24.28%	11.60%	13.61%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Growth Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $47,572 - a 375.72% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $35,827 - a 258.27% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the multi-cap growth funds average were -12.32%, -22.84%, 72.42% and 272.26%, respectively. The one year, five year and 10 year average annual total returns for the multi-cap growth funds average were, -22.84%, 10.93% and 13.70%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Bob Bertelson, Portfolio Manager of Fidelity Aggressive Growth Fund

Q. How did the fund perform, Bob?

A. I'm disappointed with our results. For the six-month period that ended May 31, 2001, the fund was down 19.92%. That performance lagged the Russell Midcap® Growth Index and the mid-cap funds average tracked by Lipper Inc., which returned -8.43% and 0.31%, respectively. For the 12 months that ended May 31, 2001, the fund returned -35.90%, while the Russell index and Lipper average had returns of -24.28% and -3.16%, respectively.

Q. Why did the fund trail its index and peer group by such wide margins during the six-month period?

A. It was an exceptionally challenging period for high-growth companies with high valuations, which were the hardest hit as the economy began to slow dramatically and capital spending dried up. Given the fund's aggressive nature, it tended to focus on the fastest-growing companies in the market, which came at a cost of higher valuations relative to the index and peer group. As earnings shortfalls snowballed - particularly within technology - and the economy slowed, investors dumped companies with high valuations and sought out stocks with low price-to-earnings ratios. The frustrating thing about the period was that even companies that did well saw their valuations contract notably as investors priced in the risk of economic deceleration and business deterioration. In structuring the fund, I put a tremendous amount of effort into trying to understand a company's specific drivers. Unfortunately, during a period of very weak stock performance in the technology sector, there was little reward for finding the few companies that were doing well within lagging industries. The same was true for other high-growth areas of the market, such as health care, where our biotechnology holdings - even though they maintained their strong fundamentals - also got caught in the downdraft. The fund further suffered from having very little exposure to consumer cyclical stocks, which performed well. Simply put, I saw better opportunities for capital appreciation in the rapidly growing companies than in some of the more mature, slower growing firms.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What adjustments did you make to the portfolio in response to the tech meltdown?

A. As problems in the tech sector became widespread, I found fewer and fewer companies there that met my requirements for earnings growth. At the same time, I was able to uncover a handful of tech names that continued to grow market share and post strong revenue and earnings gains. I proceeded to increase our investments in these companies with the belief that those that were able to perform well in this difficult period were likely to emerge as sector leaders down the road. Ciena and BEA Systems are good examples of firms where earnings remained robust and where I increased our holdings, yet their stock prices still declined. I also searched for other areas in the economy that were exhibiting growth characteristics. I found what I was looking for in the energy sector, thanks to high oil and gas prices and a very tight supply/demand dynamic in the market. I nearly doubled the fund's weighting in energy equipment and service companies, which I felt would most benefit from an extended cycle in energy. I also raised the fund's health care exposure, particularly with several biotech firms that had exciting products on the market and were showing accelerating sales and earnings gains. In addition, I invested in some specialty pharmaceutical companies with superior growth prospects.

Q. Which stocks had the most influence on performance?

A. On the plus side, Scientific-Atlanta was one of the few bright spots in technology, boosted by growing demand for its interactive cable-TV systems, a business seen as much less dependent on corporate tech spending. BJ Services, which operates in the oilfield services business, enjoyed spectacular earnings momentum during the period, as utilization of its equipment reached new highs and pricing remained strong. IDEC Pharmaceuticals benefited from strong sales of its blockbuster cancer drug Rituxan. On the downside, Nokia was our biggest detractor and was sold during the period. The mobile phone giant proved that even it wasn't immune to the global economic slowdown, as handset demand slowed sharply. Art Technology and Redback Networks are examples of software and network equipment companies, respectively, that recoiled in response to sharp cutbacks in capital spending.

Q. What's your outlook?

A. I'm reasonably optimistic about the economy and the outlook for growth stocks going forward. I feel good about how the fund is positioned, as we're heavily focused on the three sectors - namely technology, health and energy - that I feel have the most powerful earnings potential over the next six-to-12 months. On top of that, I believe we own some of the best companies within those sectors that are poised to respond when the market turns.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Fund number: 324

Trading symbol: FDEGX

Start date: December 28, 1990

Size: as of May 31, 2001, more than $11.3 billion

Manager: Bob Bertelson, since 2000; manager, Fidelity OTC Portfolio, 1997-2000; Fidelity Convertible Securities Fund, 1996-1997; several Fidelity Select Portfolios, 1992-
1996; joined Fidelity in 1991

3

Bob Bertelson reflects on the next-generation of leaders in technology:

"The past 12 months have been one of the worst periods ever for high-growth investing. Judging by the past, I find that what often comes out of these corrections is a change in leadership from one group of leading companies to another. Oftentimes, the companies that lead the major indexes up when a recovery begins are very different from those that led the run-up prior to a major market decline. As a result, we've tried to construct the fund to identify the new sectors that will lead the economy - hence our energy services focus - as well as the companies that will emerge as the leaders within their industries for the next market cycle. Rather than choosing the same names that drove the market for the past few years, we're focusing our efforts on trying to identify these next-generation leaders - companies we feel are poised to lead the next wave in health, energy and information technology. Yes, these relatively young companies frequently trade at high valuation levels, have less-experienced management teams and less-broad product lines, which can lead to more volatility and risk. But their more-concentrated product offerings can generate astounding rates of growth. This is clearly an area that both suits the fund's charter and our research capabilities here at Fidelity."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
CIENA Corp.	7.5	6.4
BEA Systems, Inc.	5.7	5.4
BJ Services Co.	4.1	2.3
Schlumberger Ltd. (NY Shares)	3.4	2.2
Gemstar-TV Guide International, Inc.	3.2	2.3
Noble Drilling Corp.	3.1	1.3
Weatherford International, Inc.	2.6	0.9
Baker Hughes, Inc.	2.6	0.0
IDEC Pharmaceuticals Corp.	2.6	0.2
Human Genome Sciences, Inc.	2.5	0.7
	37.3
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.9	54.1
Energy	29.4	14.5
Health Care	23.5	18.6
Consumer Discretionary	4.9	5.1
Telecommunication Services	1.3	2.9
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 97.8%		Stocks 97.5%
	Convertible Securities 0.4%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	5.4%	** Foreign investments	12.3%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.9%
Household Durables - 0.5%
Nintendo Co. Ltd.	300,000	$ 57,910
Internet & Catalog Retail - 0.0%
eBay, Inc. (a)	48,000	2,905
Media - 3.9%
Gemstar-TV Guide International, Inc. (a)	10,001,450	363,753
UnitedGlobalCom, Inc. Class A (a)(c)	6,277,100	75,890
		439,643
Multiline Retail - 0.5%
BJ's Wholesale Club, Inc. (a)	1,000,000	48,750
JCPenney Co., Inc.	386,600	8,084
		56,834
TOTAL CONSUMER DISCRETIONARY		557,292
ENERGY - 29.4%
Energy Equipment & Services - 29.3%
Baker Hughes, Inc.	7,400,000	291,560
BJ Services Co. (a)(c)	6,190,250	464,269
Cooper Cameron Corp. (a)	2,431,190	168,433
ENSCO International, Inc.	4,270,770	137,562
Global Marine, Inc. (a)	1,973,200	50,613
Halliburton Co.	2,000,000	93,480
Marine Drilling Companies, Inc. (a)	1,000,000	26,000
Nabors Industries, Inc. (a)	2,966,000	150,821
National-Oilwell, Inc. (a)	2,000,000	69,000
Noble Drilling Corp. (a)(c)	8,185,573	349,524
Rowan Companies, Inc. (a)	3,500,000	104,755
Santa Fe International Corp.	2,000,000	73,760
Schlumberger Ltd. (NY Shares)	6,111,700	385,220
Smith International, Inc. (a)	2,470,200	191,935
Tidewater, Inc. (c)	4,400,000	206,404
Transocean Sedco Forex, Inc.	4,628,750	247,407
Weatherford International, Inc. (a)	5,266,487	296,872
		3,307,615
Oil & Gas - 0.1%
Spinnaker Exploration Co. (a)	404,500	16,455
TOTAL ENERGY		3,324,070
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.4%
Diversified Financials - 0.4%
Goldman Sachs Group, Inc.	500,000	$ 47,550
HEALTH CARE - 23.5%
Biotechnology - 16.2%
Abgenix, Inc. (a)	1,199,500	47,812
Amgen, Inc. (a)	2,500,000	165,950
Biogen, Inc. (a)	500,000	30,155
Cephalon, Inc. (a)(c)	3,181,200	192,717
COR Therapeutics, Inc. (a)	2,356,830	81,735
Genentech, Inc. (a)	1,338,900	67,012
Human Genome Sciences, Inc. (a)	4,299,500	285,272
IDEC Pharmaceuticals Corp. (a)	4,717,250	290,583
ImClone Systems, Inc. (a)	998,000	49,551
Immunex Corp. (a)	7,298,700	115,319
Medarex, Inc. (a)	850,400	23,471
Medimmune, Inc. (a)	3,747,128	149,398
Millennium Pharmaceuticals, Inc. (a)	4,709,200	179,750
Protein Design Labs, Inc. (a)	1,977,000	146,713
		1,825,438
Health Care Equipment & Supplies - 4.2%
Applera Corp. - Applied Biosystems Group	5,058,000	155,584
Biomet, Inc.	700,000	31,269
Guidant Corp. (a)	2,015,030	75,664
Medtronic, Inc.	4,932,346	211,992
		474,509
Health Care Providers & Services - 0.3%
Andrx Group (a)	499,990	33,839
Pharmaceuticals - 2.8%
Allergan, Inc.	2,300,000	206,310
Barr Laboratories, Inc. (a)	352,800	25,144
Elan Corp. PLC sponsored ADR (a)	1,500,000	86,565
		318,019
TOTAL HEALTH CARE		2,651,805
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 16.1%
Avaya, Inc. (e)	1,646	$ 20
Brocade Communications System, Inc. (a)	785,200	30,623
Centillium Communications, Inc.	300,000	7,050
CIENA Corp. (a)	15,749,100	852,813
Comverse Technology, Inc. (a)	4,189,900	243,014
Juniper Networks, Inc. (a)	4,809,100	204,531
Lucent Technologies, Inc.	177,794	1,401
Lucent Technologies, Inc. (e)	19,754	117
QUALCOMM, Inc. (a)	2,000,000	121,480
Redback Networks, Inc. (a)	5,131,700	74,102
Scientific-Atlanta, Inc.	5,046,200	264,976
Tellium, Inc.	490,600	12,991
		1,813,118
Electronic Equipment & Instruments - 1.3%
Sanmina Corp. (a)	2,800,000	75,768
Waters Corp. (a)	1,500,000	74,520
		150,288
Internet Software & Services - 4.3%
Art Technology Group, Inc. (a)(c)	6,331,000	54,383
Openwave Systems, Inc. (a)	5,884,172	225,540
Vignette Corp. (a)	11,326,980	92,655
Vitria Technology, Inc. (a)	4,790,300	24,095
webMethods, Inc. (a)(c)	3,215,372	89,516
		486,189
Semiconductor Equipment & Products - 2.3%
Agere Systems, Inc. Class A	7,000,000	49,000
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,315,700	37,234
Flextronics International Ltd. (a)	1,599,000	40,343
Integrated Device Technology, Inc. (a)	2,815,500	103,160
Intersil Holding Corp. Class A (a)	1,000,000	32,590
		262,327
Software - 13.3%
BEA Systems, Inc. (a)	18,093,050	649,179
BMC Software, Inc. (a)	2,617,200	62,551
Electronic Arts, Inc. (a)	500,000	29,445
Informatica Corp. (a)	1,587,500	29,702
Legato Systems, Inc. (a)	500,000	7,475
Manugistics Group, Inc. (a)	500,000	17,955
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Micromuse, Inc. (a)	1,000,000	$ 38,100
NetIQ Corp. (a)(c)	3,659,797	88,933
Numerical Technologies, Inc. (a)	500,000	9,700
NVIDIA Corp. (a)	1,543,270	132,119
PeopleSoft, Inc. (a)	966,800	39,010
Peregrine Systems, Inc. (a)	6,520,200	180,544
Quest Software, Inc. (a)	1,000,000	31,160
Siebel Systems, Inc. (a)	2,460,900	111,626
VERITAS Software Corp. (a)	1,200,000	79,092
		1,506,591
TOTAL INFORMATION TECHNOLOGY		4,218,513
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T Corp.	2,000,000	42,340
Broadwing, Inc. (a)	2,000,000	49,380
Qwest Communications International, Inc.	1,000,000	36,740
TeraBeam Networks (e)	66,400	66
WorldCom, Inc. (a)	1,000,000	17,840
		146,366
UTILITIES - 0.8%
Electric Utilities - 0.8%
AES Corp. (a)	1,900,000	86,260
TOTAL COMMON STOCKS (Cost $13,562,877)		11,031,856
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Chorum Technologies Series E (e)	96,800	387
Tellium, Inc. Series E (e)	645,666	30,775
		31,162
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Aerie Networks, Inc. Series C (e)	1,417,000	$ 4,960
Yipes Communications Group, Inc. Series C (e)	769,230	1,731
		6,691
TOTAL CONVERTIBLE PREFERRED STOCKS		37,853
Nonconvertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Atheros Communications, Inc. Series C (e)	773,993	5,000
Procket Networks, Inc. Series C (e)	1,544,677	12,203
		17,203
TOTAL PREFERRED STOCKS (Cost $58,693)		55,056
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (d) (Cost $8,402)	-	$ 7,320	8,272
Cash Equivalents - 3.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.23% (b)	211,496,877	$ 211,497
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	164,766,500	164,767
TOTAL CASH EQUIVALENTS (Cost $376,264)		376,264
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $14,006,236)		11,471,448
NET OTHER ASSETS - (1.5)%		(166,246)
NET ASSETS - 100%		$ 11,305,202
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,272,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aerie Networks, Inc. Series C	12/21/00	$ 12,399
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Avaya, Inc.	10/2/00	$ 10
Chorum Technologies Series E	9/19/00	$ 1,669
Lucent Technologies, Inc.	5/19/00	$ 147
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Tellium, Inc. Series E	9/20/00	$ 19,370
TeraBeam Networks	4/7/00	$ 249
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,338,964,000 and $7,701,829,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $289,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,259,000 or 0.5% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $14,187,862,000. Net unrealized depreciation aggregated $2,716,414,000, of which $976,572,000 related to appreciated investment securities and $3,692,986,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $888,905,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $162,680) (cost $14,006,236) - See accompanying schedule		$ 11,471,448
Receivable for investments sold		13,847
Receivable for fund shares sold		13,352
Dividends receivable		736
Interest receivable		770
Redemption fees receivable		27
Other receivables		148
Total assets		11,500,328
Liabilities
Payable for investments purchased	$ 4,438
Payable for fund shares redeemed	15,148
Accrued management fee	7,917
Other payables and accrued expenses	2,856
Collateral on securities loaned, at value	164,767
Total liabilities		195,126
Net Assets		$ 11,305,202
Net Assets consist of:
Paid in capital		$ 18,985,380
Accumulated net investment loss		(48,604)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,096,788)
Net unrealized appreciation (depreciation) on investments		(2,534,786)
Net Assets, for 413,262 shares outstanding		$ 11,305,202
Net Asset Value, offering price and redemption price per share ($11,305,202 ÷ 413,262 shares)		$27.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends (including $1,150 received from affiliated issuers)		$ 8,932
Interest		7,082
Security lending		795
Total income		16,809
Expenses
Management fee Basic fee	$ 40,690
Performance adjustment	10,263
Transfer agent fees	16,576
Accounting and security lending fees	517
Non-interested trustees' compensation	81
Custodian fees and expenses	182
Registration fees	377
Audit	42
Legal	36
Miscellaneous	11
Total expenses before reductions	68,775
Expense reductions	(3,362)	65,413
Net investment income (loss)		(48,604)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $35,219 on sales of investments in affiliated issuers)	(4,016,467)
Foreign currency transactions	278	(4,016,189)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,199,608
Assets and liabilities in foreign currencies	(8)	1,199,600
Net gain (loss)		(2,816,589)
Net increase (decrease) in net assets resulting from operations		$ (2,865,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (48,604)	$ (107,182)
Net realized gain (loss)	(4,016,189)	1,950,175
Change in net unrealized appreciation (depreciation)	1,199,600	(6,683,282)
Net increase (decrease) in net assets resulting from operations	(2,865,193)	(4,840,289)
Distributions to shareholders
From net realized gains	(1,188,282)	(1,111,585)
In excess of net realized gains	(1,080,599)	-
Total distributions	(2,268,881)	(1,111,585)
Share transactions Net proceeds from sales of shares	1,905,389	13,919,119
Reinvestment of distributions	2,226,379	1,091,567
Cost of shares redeemed	(2,303,290)	(6,048,306)
Net increase (decrease) in net assets resulting from share transactions	1,828,478	8,962,380
Redemption fees	3,314	14,385
Total increase (decrease) in net assets	(3,302,282)	3,024,891
Net Assets
Beginning of period	14,607,484	11,582,593
End of period (including accumulated net investment loss of $48,604 and $0, respectively)	$ 11,305,202	$ 14,607,484
Other Information Shares
Sold	61,121	231,648
Issued in reinvestment of distributions	61,947	19,728
Redeemed	(73,830)	(105,692)
Net increase (decrease)	49,238	145,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 40.13	$ 53.05	$ 29.86	$ 29.68	$ 26.37	$ 24.41
Income from Invest- ment Operations
Net investment income (loss) D	(.12)	(.32)	(.23)	(.18)	(.17)	(.07)
Net realized and unrealized gain (loss)	(6.40)	(8.03)	26.12	6.44	3.79	3.10
Total from investment operations	(6.52)	(8.35)	25.89	6.26	3.62	3.03
Less Distributions
From net realized gain	(3.28)	(4.61)	(2.72)	(6.08)	(.32)	(1.08)
In excess of net realized gain	(2.98)	-	-	-	-	-
Total distributions	(6.26)	(4.61)	(2.72)	(6.08)	(.32)	(1.08)
Redemption fees added to paid in capital	.01	.04	.02	.00	.01	.01
Net asset value, end of period	$ 27.36	$ 40.13	$ 53.05	$ 29.86	$ 29.68	$ 26.37
Total Return B, C	(19.92)%	(17.94)%	93.91%	27.89%	13.98%	13.27%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 11,305	$ 14,607	$ 11,583	$ 2,511	$ 1,978	$ 1,939
Ratio of expenses to average net assets	1.08% A	.91%	.99%	1.08%	1.09%	1.10%
Ratio of expenses to average net assets after expense reductions	1.03% A, E	.89% E	.97% E	1.05% E	1.05% E	1.09% E
Ratio of net invest- ment income (loss) to average net assets	(.76)% A	(.55)%	(.58)%	(.67)%	(.60)%	(.31)%
Portfolio turnover rate	118% A	176%	186%	199%	212%	105%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment(up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .80% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on their pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,867,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $3,000 and $492,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Art Technology Group, Inc.	$ 30,633	$ 40,717	$ -	$ 54,383
BJ Services Co.	25,884	37,295	-	464,269
Cephalon, Inc.	29,055	-	-	192,717
NetIQ Corp.	26,912	-	-	88,933
Noble Drilling Corp.	84,301	46,257	-	349,524
Tidewater, Inc.	51,891	-	1,150	206,404
UnitedGlobalCom, Inc. Class A	-	-	-	75,890
webMethods, Inc.	27,578	-	-	89,516
TOTALS	$ 276,254	$ 124,269	$ 1,150	$ 1,521,636

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Robert Bertelson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant ® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FEG-SANN-0701 138648
1.704532.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-13.89%	-21.06%	119.00%	377.30%
Russell 3000® Growth	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	-21.06%	16.97%	16.92%
Russell 3000 Growth	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $47,730 - a 377.30% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap growth funds average were, -12.32%, -22.84%, 72.42% and 272.26%, respectively; and the one year, five year, and 10 year average annual total returns were, -22.84%, 10.93%, and 13.70%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth Company Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended May 31, 2001, the fund returned -13.89%. In comparison, the Russell 3000® Growth Index - the fund's benchmark - fell 13.81%. The fund also compares its performance to the growth funds average tracked by Lipper Inc., which declined 6.37%. For the 12-month period that ended May 31, 2001, the fund returned -21.06%, while the fund's index and peer group returned -28.80% and -13.14%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. The fund delivered a negative return because it wasn't positioned to benefit from economically sensitive stocks that rallied after the Federal Reserve Board aggressively cut interest rates in early 2001. Going into the period, the fund was positioned heavily in aggressive growth companies that I felt had a strategic market advantage in new areas of the economy and had the potential to grow through the existing economic uncertainty. However, when the Fed began cutting rates, my strategy changed to reflect the market's penchant for stocks that could benefit from an improving economy. In hindsight, I was too slow in moving the fund in that direction, partly because, like many investors, I didn't anticipate the Fed's unexpected inter-meeting rate cut in early January that provided the impetus for these stocks' rapid recovery. That said, the fund made up some ground in the latter part of the six-month period to bring its performance in line with the index. Compared to our peers, owning a larger percentage of underperforming networking and biotechnology stocks held back relative performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What specific adjustments did you make to the fund?

A. The economy weakened to the point where the long-term growth expectations for some areas, such as networking and storage, were sharply reduced. Therefore, I redirected a portion of the fund's assets away from these long-term winners of the past few years, such as Juniper and Network Appliance, and put the fund's emphasis on more economically sensitive industries. These included the retail, transportation and construction/real estate industries and such cyclical technology stocks as semiconductors and personal computer-related companies. This strategy proved helpful. Many companies in these areas - including retailers JC Penney and Home Depot, and PC-related issues Microsoft and National Semiconductor - were among the fund's top contributors. I also boosted Microsoft to the fund's largest individual position in anticipation of a favorable launch for the company's Windows XP operating system, expected in October.

Q. How did the fund's holdings in other sectors influence its performance relative to the index?

A. Overweighting biotechnology stocks, such as Immunex and Sepracor, was the biggest detractor from performance. Investors grew extremely risk-averse during the period, and that sentiment hurt many biotechnology companies that have longer-term earnings growth prospects. At the same time, superior stock selection in industrials, such as railroad operator CSX, and materials, such as specialty chemical companies Dow and Monsanto and metal producers Nucor and Alcoa, offset our relative weakness in the health care sector.

Q. What other stocks were among the fund's top contributors? Which disappointed?

A. Fluor, which builds coal manufacturing and natural gas processing plants, benefited from the country's power shortage and rising demand for energy. The company also successfully spunoff its coal producing operation, Massey Energy, whose stock soared almost 150% and was another top contributor to the fund. Among disappointments, data storage provider Network Appliance suffered from a reduction in corporate information technology spending, and was disproportionately hurt by its large concentration of Internet-related and technology customers. Shares of drug discovery firm Sepracor suffered when two separate compounds that the company was helping to develop experienced setbacks in the government approval process.

Q. What's your outlook?

A. I'm positively biased toward an improving economy, but, in response to the series of rate cuts this year, the valuations of many of the economically sensitive stocks I added to the fund earlier in the period already had risen by the end of May. In some cases, the market already had discounted the expectation of an improving economy in these stocks. Going forward, I will be looking closely at these positions, digging down another layer in my research to determine whether or not it's appropriate to hold onto these companies.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks of companies with above-average growth potential

Fund number: 025

Trading symbol: FDGRX

Start date: January 17, 1983

Size: as of May 31, 2001, more than $25.0 billion

Manager: Steven Wymer, since 1997; manager, Fidelity Dividend Growth Fund, 1995-1997; several Fidelity Select Portfolios, 1990-1994; joined Fidelity in 1989

3

Steve Wymer on biotechnology stocks:

"There's been a lot of volatility in biotechnology stocks during the past six months. Early on, these stocks were punished along with many other growth stocks because of the market's shift in favor of companies with current earnings growth. Many of the fund's biotechnology holdings have yet to show earnings, and risk-averse investors punished these stocks accordingly. However, more recently these stocks have moved higher.

"I'm not too concerned by this volatility. In a market environment such as this - when the majority of investors aren't willing to look out into the future and place value on companies beyond their current quarter's earnings - I recognize and accept that these stocks are likely going to suffer. Conversely, at various times the market will shift the other way and be willing to place value on future sales and earnings.

"In the past six months, I took advantage of the volatility in this industry to more closely scrutinize biotech companies, identifying those with the strongest drug pipelines and those where I've seen data and clinical results that warrant an investment. In many cases, I added to the fund's existing positions, including Sepracor, Human Genome Sciences, Vertex Pharmaceuticals and Millennium Pharmaceuticals. In other cases, I established new positions, including OSI Pharmaceuticals and ICOS. I've been willing to hold these stocks through this difficult market because I'm confident that the recent volatility will have little to do with their ultimate valuation in two or three years."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.3	1.4
PeopleSoft, Inc.	2.7	1.5
BEA Systems, Inc.	2.4	2.1
AOL Time Warner, Inc.	2.1	0.8
Home Depot, Inc.	2.1	0.5
QUALCOMM, Inc.	2.1	0.1
Xilinx, Inc.	1.8	0.8
Intel Corp.	1.8	1.2
General Electric Co.	1.8	1.9
Amgen, Inc.	1.6	0.6
	23.7
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.3	31.9
Health Care	21.9	25.1
Consumer Discretionary	17.8	7.3
Industrials	10.9	7.6
Consumer Staples	5.3	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 99.6%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	2.8%	** Foreign investments	6.9%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Goodyear Tire & Rubber Co. (c)	8,150,000	$ 237,247
Hotels Restaurants & Leisure - 0.5%
McDonald's Corp.	2,590,200	78,431
Starbucks Corp. (a)	759,200	14,820
Tricon Global Restaurants, Inc. (a)	737,900	33,722
		126,973
Household Durables - 0.7%
Black & Decker Corp.	675,000	26,764
Clayton Homes, Inc.	1,670,000	24,566
Lennar Corp.	260,000	9,620
Maytag Corp.	450,000	14,877
Tupperware Corp. (c)	3,552,700	81,215
Whirlpool Corp.	380,100	23,904
		180,946
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	905,000	15,104
eBay, Inc. (a)	155,000	9,381
		24,485
Leisure Equipment & Products - 0.1%
Mattel, Inc.	1,075,000	19,135
Media - 4.9%
AOL Time Warner, Inc. (a)	10,288,150	537,350
AT&T Corp. - Liberty Media Group Class A (a)	14,075,000	237,164
Charter Communications, Inc. Class A (a)	1,200,000	26,832
Gemstar-TV Guide International, Inc. (a)	933,558	33,954
General Motors Corp. Class H	775,000	18,523
TMP Worldwide, Inc. (a)	1,085,300	63,240
UnitedGlobalCom, Inc. Class A (a)	772,700	9,342
USA Networks, Inc. (a)	3,526,000	91,182
Viacom, Inc. Class B (non-vtg.) (a)	2,831,977	163,235
Walt Disney Co.	1,636,500	51,746
		1,232,568
Multiline Retail - 3.5%
Costco Wholesale Corp. (a)	610,800	23,766
Dillards, Inc. Class A	1,150,000	18,768
JCPenney Co., Inc. (c)	16,067,800	335,978
Target Corp.	4,420,000	167,076
Wal-Mart Stores, Inc.	6,251,200	323,500
		869,088
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A (a)	1,600,000	$ 65,968
AnnTaylor Stores Corp. (a)(c)	2,114,700	72,154
AutoZone, Inc. (a)	715,000	23,645
Bed Bath & Beyond, Inc. (a)	3,934,200	116,334
CDW Computer Centers, Inc. (a)	1,120,000	44,643
Gap, Inc.	3,467,825	107,503
Home Depot, Inc.	10,901,150	537,318
Linens 'N Things, Inc. (a)(c)	3,459,600	100,017
Lowe's Companies, Inc.	1,675,200	116,477
Sherwin-Williams Co.	93,500	1,995
Staples, Inc. (a)	2,467,068	35,772
Venator Group, Inc. (a)	6,803,800	90,491
		1,312,317
Textiles & Apparel - 1.8%
Coach, Inc.	1,903,370	66,713
Jones Apparel Group, Inc. (a)	1,940,000	85,748
NIKE, Inc. Class B	5,697,000	234,147
Skechers U.S.A., Inc. Class A (a)(c)	1,180,000	41,418
Timberland Co. Class A (a)	778,400	33,557
		461,583
TOTAL CONSUMER DISCRETIONARY		4,464,342
CONSUMER STAPLES - 5.3%
Beverages - 1.2%
PepsiCo, Inc.	1,173,500	52,526
The Coca-Cola Co.	5,222,000	247,523
		300,049
Food & Drug Retailing - 0.2%
Albertson's, Inc.	860,000	24,682
CVS Corp.	283,890	15,586
		40,268
Food Products - 1.0%
Archer-Daniels-Midland Co.	12,396,220	167,349
IBP, Inc.	2,470,000	46,436
Quaker Oats Co.	281,800	27,013
Tyson Foods, Inc. Class A	1,020,000	12,995
		253,793
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Colgate-Palmolive Co.	475,000	$ 26,904
Kimberly-Clark Corp.	1,096,600	66,289
Procter & Gamble Co.	1,172,800	75,341
		168,534
Personal Products - 1.5%
Avon Products, Inc.	1,115,000	48,792
Gillette Co.	11,239,596	325,162
		373,954
Tobacco - 0.7%
Philip Morris Companies, Inc.	3,608,380	185,507
TOTAL CONSUMER STAPLES		1,322,105
ENERGY - 2.4%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	2,602,500	102,539
Diamond Offshore Drilling, Inc.	1,000,000	39,610
Halliburton Co.	1,500,000	70,110
Schlumberger Ltd. (NY Shares)	727,700	45,867
Transocean Sedco Forex, Inc.	1,903,170	101,724
		359,850
Oil & Gas - 0.9%
Anadarko Petroleum Corp.	974,600	61,020
Apache Corp.	275,000	16,376
Conoco, Inc. Class B	675,629	21,080
Devon Energy Corp.	192,600	11,211
EOG Resources, Inc.	1,350,000	60,602
Tosco Corp.	1,175,000	58,680
		228,969
TOTAL ENERGY		588,819
FINANCIALS - 4.0%
Banks - 1.1%
Bank One Corp.	2,650,000	104,940
FleetBoston Financial Corp.	100,000	4,159
Net.B@nk, Inc. (a)(c)	2,160,000	22,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Synovus Finanical Corp.	3,953,500	$ 120,107
U.S. Bancorp	874,256	19,496
		271,490
Diversified Financials - 2.2%
American Express Co.	797,548	33,593
Charles Schwab Corp.	5,383,375	101,207
Citigroup, Inc.	1,295,197	66,379
E*TRADE Group, Inc. (a)	696,490	5,224
Fannie Mae	2,549,300	210,164
Freddie Mac	175,350	11,608
Nomura Securities Co. Ltd.	6,182,000	123,744
		551,919
Insurance - 0.7%
American International Group, Inc.	533,750	43,234
MetLife, Inc.	4,300,000	136,955
		180,189
TOTAL FINANCIALS		1,003,598
HEALTH CARE - 21.9%
Biotechnology - 12.7%
Abgenix, Inc. (a)	3,736,200	148,925
Affymetrix, Inc. (a)	1,410,000	55,343
Alexion Pharmaceuticals, Inc. (a)(c)	1,773,240	46,104
Amgen, Inc. (a)	6,160,000	408,901
Applera Corp. - Celera Genomics Group (a)	5,522,048	239,160
Aurora Biosciences Corp. (a)(c)	2,260,000	60,455
Biogen, Inc. (a)	229,540	13,844
Celgene Corp. (a)	1,262,730	35,824
Chiron Corp. (a)	1,814,800	93,589
EntreMed, Inc. (a)(c)	1,355,752	20,268
Genentech, Inc. (a)	2,180,400	109,129
Geneva Proteomics (a)(d)	1,373,363	10,300
Genzyme Corp. - General Division (a)	590,000	63,095
Human Genome Sciences, Inc. (a)	3,420,010	226,918
ICOS Corp. (a)(c)	3,749,480	233,780
IDEC Pharmaceuticals Corp. (a)	879,164	54,157
ImClone Systems, Inc. (a)(c)	3,569,113	177,206
Immunex Corp. (a)	7,609,800	120,235
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Immunomedics, Inc. (a)	345,000	$ 5,517
Medimmune, Inc. (a)	1,387,800	55,332
Millennium Pharmaceuticals, Inc. (a)	5,853,480	223,427
OSI Pharmaceuticals, Inc. (a)(c)	3,456,030	156,282
Pharmacyclics, Inc. (a)	605,000	16,970
QLT, Inc. (a)	2,424,500	51,191
Sepracor, Inc. (a)(c)	7,769,660	258,885
Tanox, Inc. (a)	1,843,000	57,833
Vertex Pharmaceuticals, Inc. (a)(c)	4,746,170	208,547
XOMA Ltd. (a)	2,123,366	27,009
		3,178,226
Health Care Equipment & Supplies - 1.9%
Applera Corp. - Applied Biosystems Group	3,527,800	108,515
Baxter International, Inc.	3,640,000	179,743
Guidant Corp. (a)	2,801,001	105,178
Medtronic, Inc.	2,274,964	97,778
		491,214
Health Care Providers & Services - 1.9%
Andrx Group (a)	320,700	21,705
Cardinal Health, Inc.	394,957	28,433
CIGNA Corp.	60,000	5,668
Health Management Associates, Inc. Class A (a)	1,425,000	25,308
HealthSouth Corp. (a)	4,200,000	53,340
McKesson HBOC, Inc.	8,725,000	301,623
PAREXEL International Corp. (a)	175,000	2,406
Quintiles Transnational Corp. (a)	1,075,000	20,479
UnitedHealth Group, Inc.	306,400	17,618
		476,580
Pharmaceuticals - 5.4%
Abbott Laboratories	3,775,000	196,225
Allergan, Inc.	500,000	44,850
American Home Products Corp.	900,000	56,970
AstraZeneca PLC sponsored ADR	160,000	7,651
Barr Laboratories, Inc. (a)	960,000	68,419
Bristol-Myers Squibb Co.	1,809,700	98,158
Elan Corp. PLC sponsored ADR (a)	1,135,000	65,501
Forest Laboratories, Inc. (a)	450,000	33,327
GlaxoSmithKline PLC sponsored ADR	450,000	24,611
Johnson & Johnson	390,350	37,844
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,674,800	$ 122,244
Mylan Laboratories, Inc.	4,941,200	157,180
Pfizer, Inc.	5,785,000	248,119
PRAECIS Pharmaceuticals, Inc. (a)	835,000	20,458
Schering-Plough Corp.	2,603,000	109,196
Teva Pharmaceutical Industries Ltd. sponsored ADR	350,000	20,216
Tularik, Inc. (a)	1,643,000	41,929
		1,352,898
TOTAL HEALTH CARE		5,498,918
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.0%
Boeing Co.	225,000	14,150
Air Freight & Couriers - 0.9%
Expeditors International of Washington, Inc.	300,000	19,317
United Parcel Service, Inc. Class B	3,587,300	213,265
		232,582
Airlines - 1.2%
AMR Corp. (a)	400,000	15,596
Ryanair Holdings PLC sponsored ADR (a)	522,400	28,157
SkyWest, Inc. (c)	3,244,400	92,141
Southwest Airlines Co.	7,941,763	158,835
		294,729
Building Products - 0.5%
Masco Corp.	5,175,000	120,888
Commercial Services & Supplies - 0.8%
Automatic Data Processing, Inc.	350,800	18,852
Cendant Corp. (a)	7,960,000	152,673
DST Systems, Inc. (a)	373,600	19,857
Per-Se Technologies, Inc. warrants 7/8/03 (a)	38,410	0
		191,382
Construction & Engineering - 0.6%
Fluor Corp.	2,563,968	149,531
Industrial Conglomerates - 3.5%
General Electric Co.	8,900,000	436,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Minnesota Mining & Manufacturing Co.	2,975,000	$ 352,776
Tyco International Ltd.	1,374,916	78,989
		867,865
Machinery - 1.6%
Caterpillar, Inc.	1,115,000	60,388
Deere & Co.	7,425,000	277,398
Flowserve Corp. (a)	845,000	25,375
ITT Industries, Inc.	760,000	35,462
		398,623
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	3,435,000	106,725
Canadian National Railway Co.	1,244,500	49,892
CSX Corp.	3,525,000	131,130
Norfolk Southern Corp.	1,480,000	32,812
Union Pacific Corp.	2,464,960	141,735
		462,294
TOTAL INDUSTRIALS		2,732,044
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 6.5%
Avanex Corp. (a)	1,060,000	13,801
Brocade Communications System, Inc. (a)	443,800	17,308
CIENA Corp. (a)	1,455,500	78,815
Cisco Systems, Inc. (a)	8,077,200	155,567
Corning, Inc.	480,000	9,082
Extreme Networks, Inc. (a)	3,289,600	97,372
Finisar Corp. (a)(c)	11,335,000	170,592
JDS Uniphase Corp. (a)	1,471,736	24,593
Juniper Networks, Inc. (a)	984,300	41,862
Lucent Technologies, Inc.	1,115,890	8,793
Motorola, Inc.	2,257,955	33,192
Netro Corp. (a)	1,461,598	6,592
Next Level Communications, Inc. (a)(c)	5,211,500	49,301
NMS Communications Corp. (a)(c)	3,341,398	23,590
Nokia AB sponsored ADR	380,000	11,111
Nortel Networks Corp.	301,400	4,018
ONI Systems Corp.	800,000	24,832
Proxim, Inc. (a)(c)	2,517,150	35,995
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc. (a)	8,830,000	$ 536,334
Redback Networks, Inc. (a)	26,100	377
Research in Motion Ltd. (a)	127,300	4,146
Sonus Networks, Inc.	9,933,870	255,896
Telefonaktiebolaget LM Ericsson AB sponsored ADR	3,150,000	20,160
		1,623,329
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	3,475,000	69,326
Compaq Computer Corp.	6,525,000	104,335
Dell Computer Corp. (a)	14,655,600	357,010
EMC Corp.	130,000	4,108
International Business Machines Corp.	1,049,800	117,368
Lexmark International, Inc. Class A (a)	283,000	17,543
Network Appliance, Inc. (a)	13,007,208	241,934
Palm, Inc. (a)	49,426	278
Silicon Graphics, Inc.	3,730,900	7,872
Sun Microsystems, Inc. (a)	1,956,500	32,224
		951,998
Electronic Equipment & Instruments - 0.0%
Agilent Technologies, Inc. (a)	132,300	4,437
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	163,799	6,278
Yahoo!, Inc. (a)	120,270	2,178
		8,456
IT Consulting & Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	153,000	11,054
IDX Systems Corp. (a)	505,000	8,535
		19,589
Semiconductor Equipment & Products - 11.3%
Advanced Micro Devices, Inc. (a)	569,900	16,100
Altera Corp. (a)	2,159,400	51,826
Analog Devices, Inc. (a)	705,000	31,408
Applied Materials, Inc. (a)	3,180,200	158,787
Applied Micro Circuits Corp. (a)	2,375,000	42,916
ASM Lithography Holding NV (NY Shares) (a)	960,000	22,330
Atmel Corp. (a)	175,000	1,943
Chartered Semiconductor Manufacturing Ltd. ADR (a)	250,000	7,075
Cypress Semiconductor Corp. (a)	2,310,000	48,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Genesis Microchip, Inc. (a)(c)	1,904,500	$ 51,974
Integrated Circuit Systems, Inc.	993,900	16,330
Integrated Device Technology, Inc. (a)	2,570,000	94,165
Intel Corp.	16,791,800	453,547
Intersil Holding Corp. Class A (a)	1,818,365	59,261
KLA-Tencor Corp. (a)	2,700,000	139,374
Lattice Semiconductor Corp. (a)	450,000	9,792
Linear Technology Corp.	60,800	2,918
Maxim Integrated Products, Inc. (a)	30,400	1,551
Micron Technology, Inc. (a)	5,926,800	222,255
MIPS Technologies, Inc. (c):
Class A (a)	1,893,100	33,659
Class B (a)	1,918,127	31,496
National Semiconductor Corp. (a)(c)	9,518,100	252,420
Novellus Systems, Inc. (a)	2,300,000	110,170
PMC-Sierra, Inc. (a)	120,000	3,756
RF Micro Devices, Inc. (a)	2,980,000	77,718
SONICblue, Inc. (a)	3,905,300	14,127
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,520,000	69,907
Texas Instruments, Inc.	9,436,000	321,956
Vitesse Semiconductor Corp. (a)	1,144,700	28,286
Xilinx, Inc. (a)	11,101,000	457,916
		2,833,820
Software - 12.5%
Adobe Systems, Inc.	232,400	9,243
BEA Systems, Inc. (a)	16,486,072	591,520
Cerner Corp. (a)(c)	3,375,500	141,501
Citrix Systems, Inc. (a)	475,000	11,353
Eclipsys Corp. (a)(c)	3,845,000	83,590
Electronic Arts, Inc. (a)	2,300,000	135,447
FileNET Corp. (a)	309,600	3,796
i2 Technologies, Inc. (a)	2,295,000	46,084
Liberate Technologies (a)	3,275,000	27,641
Microsoft Corp. (a)	19,045,000	1,317,525
Oracle Corp. (a)	835,000	12,776
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)(c)	16,846,728	$ 679,765
VERITAS Software Corp. (a)	1,050,422	69,233
		3,129,474
TOTAL INFORMATION TECHNOLOGY		8,571,103
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	3,594,819	128,730
Minerals Technologies, Inc. (c)	1,540,000	62,216
Monsanto Co.	1,485,000	52,718
PPG Industries, Inc.	150,000	8,340
Rohm & Haas Co.	875,000	29,050
		281,054
Metals & Mining - 1.2%
AK Steel Holding Corp.	100,000	1,339
Alcoa, Inc.	3,075,000	132,686
Barrick Gold Corp.	2,771,800	45,587
Massey Energy Corp.	2,788,968	64,983
Nucor Corp.	1,025,000	52,501
		297,096
TOTAL MATERIALS		578,150
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	565,000	6,328
Metromedia Fiber Network, Inc. Class A (a)	72,700	292
RCN Corp.	175,300	971
TeraBeam Networks (d)	104,132	104
WorldCom, Inc. (a)	426,535	7,609
		15,304
Wireless Telecommunication Services - 0.6%
Sprint Corp. - PCS Group Series 1 (a)	5,075,000	111,650
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	9,626,679	$ 24,914
Vodafone Group PLC sponsored ADR	427,660	11,072
		147,636
TOTAL TELECOMMUNICATION SERVICES		162,940
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Enron Corp.	177,474	9,390
TOTAL COMMON STOCKS (Cost $22,346,850)		24,931,409
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	769,230	1,731
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	2,321,982	15,000
Procket Networks, Inc. Series C (d)	2,531,390	19,998
		34,998
TOTAL PREFERRED STOCKS (Cost $45,000)		36,729
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 2,900	$ 2,900
	Shares
Fidelity Cash Central Fund, 4.23% (b)	59,791,780	59,792
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	138,944,940	138,945
TOTAL CASH EQUIVALENTS (Cost $201,637)		201,637
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,593,487)		25,169,775
NET OTHER ASSETS - (0.4)%		(106,112)
NET ASSETS - 100%		$ 25,063,663
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneva Proteomics	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
TeraBeam Networks	4/7/00	$ 390
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $15,853,920,000 and $15,316,859,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $948,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,133,000 or 0.2% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $22,876,256,000. Net unrealized appreciation aggregated $2,293,519,000, of which $5,287,796,000 related to appreciated investment securities and $2,994,277,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $132,610 and repurchase agreements of $2,900) (cost $22,593,487) - See accompanying schedule		$ 25,169,775
Cash		1
Receivable for investments sold		328,190
Receivable for fund shares sold		41,516
Dividends receivable		14,536
Interest receivable		561
Other receivables		124
Total assets		25,554,703
Liabilities
Payable for investments purchased	$ 296,946
Payable for fund shares redeemed	34,953
Accrued management fee	15,814
Other payables and accrued expenses	4,382
Collateral on securities loaned, at value	138,945
Total liabilities		491,040
Net Assets		$ 25,063,663
Net Assets consist of:
Paid in capital		$ 25,278,523
Accumulated net investment (loss)		(25,998)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,765,171)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,576,309
Net Assets, for 426,525 shares outstanding		$ 25,063,663
Net Asset Value, offering price and redemption price per share ($25,063,663 ÷ 426,525 shares)		$58.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends (including $4,547 received from affiliated issuers)		$ 84,478
Interest		8,343
Security lending		977
Total income		93,798
Expenses
Management fee Basic fee	$ 76,688
Performance adjustment	20,317
Transfer agent fees	26,769
Accounting and security lending fees	755
Non-interested trustees' compensation	68
Custodian fees and expenses	433
Registration fees	303
Audit	76
Legal	94
Miscellaneous	21
Total expenses before reductions	125,524
Expense reductions	(5,728)	119,796
Net investment income (loss)		(25,998)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $263,174 on sale of investments in affiliated issuers)	(2,493,787)
Foreign currency transactions	(16)	(2,493,803)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,561,538)
Assets and liabilities in foreign currencies	18	(1,561,520)
Net gain (loss)		(4,055,323)
Net increase (decrease) in net assets resulting from operations		$ (4,081,321)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (25,998)	$ (100,063)
Net realized gain (loss)	(2,493,803)	3,277,678
Change in net unrealized appreciation (depreciation)	(1,561,520)	(3,512,397)
Net increase (decrease) in net assets resulting from operations	(4,081,321)	(334,782)
Distributions to Shareholders From net realized gain	(2,348,842)	(1,815,834)
In excess of net realized gain	(271,368)	-
Total distributions	(2,620,210)	(1,815,834)
Share transactions Net proceeds from sales of shares	4,973,434	23,349,869
Reinvestment of distributions	2,582,516	1,789,370
Cost of shares redeemed	(4,869,905)	(13,131,652)
Net increase (decrease) in net assets resulting from share transactions	2,686,045	12,007,587
Total increase (decrease) in net assets	(4,015,486)	9,856,971
Net Assets
Beginning of period	29,079,149	19,222,178
End of period (including accumulated net investment loss of $25,998 and $0, respectively)	$ 25,063,663	$ 29,079,149
Other Information Shares
Sold	78,805	252,532
Issued in reinvestment of distributions	36,727	23,318
Redeemed	(77,966)	(144,628)
Net increase (decrease)	37,566	131,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 74.76	$ 74.58	$ 50.22	$ 47.84	$ 43.54	$ 38.42
Income from Invest- ment Operations
Net investment income (loss)	(.06) C	(.28) C	(.06) C	.11 C	.24 C	.34
Net realized and unrealized gain (loss)	(9.23)	7.26 E	28.25	7.20	5.80	6.72
Total from investment operations	(9.29)	6.98	28.19	7.31	6.04	7.06
Less Distributions
From net investment income	-	-	(.09)	(.22)	(.28)	(.14)
From net realized gain	(6.02)	(6.80)	(3.74)	(4.71)	(1.46)	(1.80)
In excess of net realized gain	(.69)	-	-	-	-	-
Total distributions	(6.71)	(6.80)	(3.83)	(4.93)	(1.74)	(1.94)
Net asset value, end of period	$ 58.76	$ 74.76	$ 74.58	$ 50.22	$ 47.84	$ 43.54
Total Return B, F	(13.89)%	9.22%	60.17%	17.55%	14.63%	19.55%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 25,064	$ 29,079	$ 19,222	$ 10,579	$ 10,524	$ 9,607
Ratio of expenses to average net assets	.96% A	.87%	.74%	.65%	.71%	.88%
Ratio of expenses to average net assets after expense reductions	.92% A, D	.85% D	.72% D	.63% D	.68% D	.85% D
Ratio of net invest- ment income (loss) to average net assets	(.20)% A	(.31)%	(.11)%	.24%	.54%	.96%
Portfolio turnover rate	118% A	69%	86%	76%	93%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

F Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee - continued

to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on their pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $4,598,000 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's transfer agent expenses by $1,130,000.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Adaptive Broadband Corp.	$ -	$ 59,812	$ -	$ -
Alexion Pharmaceuticals, Inc.	49,431	6,347	-	46,104
AnnTaylor Stores Corp.	18,876	-	-	72,154
Aspect Communications Corp.	791	27,085	-	-
Aurora Biosciences Corp.	22,324	-	-	60,455
Cerner Corp.	94,153	18,683	-	141,501
Clarent Corp.	-	16,192	-	-
Eclipsys Corp.	32,228	-	-	83,590
EntreMed, Inc.	7,321	-	-	20,268
FileNET Corp.	-	17,266	-	-
Finisar Corp.	35,168	15,401	-	170,592
Genesis Microchip, Inc.	24,988	-	-	51,974
Goodyear Tire & Rubber Co.	26,418	28,706	2,588	237,247

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
ICOS Corp.	$ 61,222	$ -	$ -	$ 233,780
ImClone Systems, Inc.	8,847	-	-	177,206
Interact Commerce Corp.	-	36,329	-	-
JCPenney Co., Inc.	55,301	-	-	335,978
Linens 'N Things, Inc.	41,946	-	-	100,017
Macromedia, Inc.	-	-	-	-
Minerals Technologies, Inc.	2,359	-	75	62,216
MIPS Technologies, Inc.	9,206	22,623	-	65,155
Mylan Laboratories, Inc.	-	8,869	262	-
NMS Communications Corp.	1,726	16,492	-	23,590
National Semiconductor Corp.	30,288	14,655	-	252,420
Net.B@nk, Inc.	4,193	1,446	-	22,788
Netro Corp.	-	87,975	-	-
Next Level Communications, Inc.	8,769	44,426	-	49,301
OSI Pharmaceuticals, Inc.	87,627	-	-	156,282
PeopleSoft, Inc.	83,568	-	-	679,765
Proxim, Inc.	12,362	-	-	35,995
QLT, Inc.	-	23,528	-	-
Research in Motion Ltd.	-	20,658	-	-
Sepracor, Inc.	15,224	-	-	258,885
Silicon Graphics, Inc.	-	9,993	-	-
Skechers U.S.A., Inc. Class A	17,280	-	-	41,418
SkyWest, Inc.	5,154	7,531	129	92,141
SONICblue, Inc.	2,396	24,404	-	-
Telaxis Communications Corp.	-	805	-	-
Tupperware Corp.	7,012	-	1,493	81,215
Venator Group, Inc.	-	18,834	-	-
Vertex Pharmaceuticals, Inc.	69,862	-	-	208,547
TOTALS	$ 836,040	$ 528,060	$ 4,547	$ 3,760,584

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Steven S. Wymer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund®II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GCF-SANN-0701 138733
1.704741.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Millennium

Fund®

Semiannual Report

May 31, 2001

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-8.13%	-10.17%	181.29%	533.05%
Fidelity New Millennium (incl. 3.00% sales charge)	-10.89%	-12.87%	172.85%	514.06%
S&P 500 ®	-3.90%	-10.55%	102.27%	237.80%
Capital Appreciation Funds Average	-5.93%	-13.02%	75.18%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	-10.17%	22.98%	24.48%
Fidelity New Millennium (incl. 3.00% sales charge)	-12.87%	22.23%	24.03%
S&P 500	-10.55%	15.13%	15.54%
Capital Appreciation Funds Average	-13.02%	10.39%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $61,406 - a 514.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,780 - a 237.80% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the multi-cap growth funds average were, -12.32%, -22.84% and 72.42%, respectively; and the one year and five year average annual total returns were, -22.84% and 10.93%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were, -0.79%, -4.47% and 81.15%, respectively; and the one year and five year average annual total returns were, -4.47% and 12.20%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium Fund

Q. How did the fund perform, Neal?

A. For the six months that ended May 31, 2001, the fund returned -8.13%. The Standard & Poor's 500 Index returned -3.90% during the same period, while the capital appreciation funds average returned -5.93% according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund returned -10.17%, while the S&P 500 and Lipper average returned -10.55% and -13.02%, respectively.

Q. What factors contributed to the fund's underperformance during the six-month period?

A. Generally speaking, the market environment wasn't aligned with the fund's investment approach. I look for stocks with exciting growth potential and, to find the winners, it helps to be able to anticipate a company's future. Unfortunately, the collapse in capital budgets we saw over the past several months forced many companies to change their mindset from anticipating the future to wondering about current viability. Corporate budgets were suspended, and companies spent more time on internal efficiencies than IT enhancements. As a result, growth stocks took a backseat to stable-growth and value stocks, and the fund's performance suffered the consequences. Enterprise data storage and biotechnology stocks were among the fund's bigger disappointments.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did these groups endure a difficult period?

A. Data storage companies such as QLogic and Emulex and biotechnology firms such as Immunex thrive on investors' enthusiasm for the future. Since that enthusiasm wasn't there during this period, these stocks - all prominent positions within the portfolio - were in the front row when the roller coaster plunged. QLogic and Emulex are pioneers in storage aggregation, which enables users to access stored data across multiple platforms. Most companies, however, placed new product purchases on the back burner during the period. In terms of Immunex, the company fell quite short of its projected production growth for its miracle drug, Enbrel, which can reverse the course of rheumatoid arthritis. By the end of the period, I had reduced the fund's stake in Immunex significantly, but QLogic and Emulex remained my top two positions. Storage aggregation remains a strong trend, and I like each company's future growth profile.

Q. Did you try to broaden the fund's portfolio beyond technology names?

A. I tried to dodge the volatility fallout by focusing on a couple of areas within health care. Hospital companies, for example, caught my interest for several reasons. Hospital facilities were more intensely utilized, and companies such as Tenet Healthcare reaped the rewards of better pricing trends. I also was drawn to high hospital closure rates in several regions, because it meant less overall capacity. Other health areas that intrigued me were medical device makers - such as C.R. Bard - and companies that assist hospitals with database management and storage, such as McKesson. Each of these stocks performed well during the period.

Q. Shareholders may notice the likes of Microsoft and IBM among your larger positions. What led you to increase your stakes in each?

A. In Microsoft's favor, more and more companies are reaching the point of no return in terms of operating system compatibility. For instance, one employee may send a document to another, and because their systems are different the recipient may not be able to access the attachment. So there's a trend for companies to adopt more uniform operating systems, and Microsoft - as the hands-down leader of desktop operating systems - should stand to benefit. IBM, on the other hand, has changed its business focus to one based more on open computing environments and less on proprietary systems and products. The company also has done a good job of establishing relationships with vendors in the enterprise storage area. Both stocks were good gainers during the period.

Q. Which other stocks performed well? Which ones were disappointing?

A. The fund's energy-related positions - including Global Marine, ENSCO and Smith International - contributed positively as investors sensed a pickup in energy exploration due to the nationwide shortage. Stanley Works, the popular maker of tools, also performed well. Other disappointments included tech holdings Brocade Communications and Sun Microsystems.

Q. What's your outlook?

A. Thanks to the Federal Reserve Board's interest-rate cuts, the market is awash in liquidity, which is always a positive for stocks. Also, companies all over the U.S. are wrestling with how bad their financial situations are, and they're analyzing the causes of the problems. This cleansing process is a very healthy exercise. In terms of when the market might take a turn for the better, I think we may see some rejuvenation this fall.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of companies that are likely to benefit from social and economic trends

Fund number: 300

Trading symbol: FMILX

Start date: December 28, 1992

Size: as of May 31, 2001, more than $3.0 billion

Manager: Neal Miller, since inception; joined Fidelity in 1988

3

Neal Miller talks about a reversal in valuation methodology:

"The past six months served as a transition period in terms of how investors set values for stocks. We all remember what it was like two or three years ago, when dot-com stocks shot up in value overnight despite a lack of strong earnings foundations. Back then, even companies that were losing money made for good stock stories.

"Today, we're seeing a shift back to the more traditional approach of valuing stocks, which puts a premium on earnings growth and sound business models. This reversal is occurring for a couple of reasons. First, the economic cycle - which was one of the longest and most vigorous in history - began to sputter during the period, and this bout with mortality served as a breaking point for rich valuations.

"Another trigger was the collapse of the technology sector, which hit rock-bottom in April. Gradually, other sectors began to capture investors' attention, and the prevailing approach - with the technology experience serving as a vivid lesson - was to value stocks more cautiously. Yet another aspect of this valuation rearrangement was that small-cap value stocks - long overlooked - performed extraordinarily well."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	6.4	7.7
Emulex Corp.	3.9	5.7
International Business Machines Corp.	3.3	1.4
Microsoft Corp.	3.0	0.1
The Stanley Works	2.8	1.8
Micron Technology, Inc.	2.7	3.2
McKesson HBOC, Inc.	2.4	1.0
Global Marine, Inc.	2.3	2.8
ENSCO International, Inc.	2.0	1.4
Andrew Corp.	2.0	1.8
	30.8
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.8	43.5
Health Care	14.0	17.8
Consumer Discretionary	13.5	11.2
Energy	7.9	8.7
Financials	7.7	5.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 95.3%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	5.1%	** Foreign investments	6.9%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.2%
Bandag, Inc.	30,000	$ 789
Snap-On, Inc.	193,400	5,570
		6,359
Automobiles - 0.0%
Monaco Coach Corp. (a)	3,900	86
Winnebago Industries, Inc.	8,200	156
		242
Hotels Restaurants & Leisure - 4.2%
Brinker International, Inc. (a)	698,500	17,148
California Pizza Kitchen, Inc.	151,900	3,441
Cheesecake Factory, Inc. (a)	669,050	23,263
Extended Stay America, Inc. (a)	17,300	269
Harrah's Entertainment, Inc. (a)	26,700	976
International Game Technology (a)	351,800	21,618
International Speedway Corp.:
Class A	341,638	14,988
Class B	174,700	7,582
Jack in the Box, Inc. (a)	85,300	2,188
Landry's Seafood Restaurants, Inc.	13,700	206
Mandalay Resort Group (a)	514,700	13,017
MGM Mirage, Inc. (a)	217,300	6,832
P.F. Chang's China Bistro, Inc. (a)	91,600	3,545
Park Place Entertainment Corp. (a)	159,600	1,992
Quality Dining, Inc. (a)	158,800	333
Ryan's Family Steak Houses, Inc. (a)	11,100	137
Sonic Corp. (a)	50,700	1,262
Tricon Global Restaurants, Inc. (a)	88,700	4,054
Wendy's International, Inc.	227,000	5,596
		128,447
Household Durables - 3.1%
Champion Enterprises, Inc. (a)	98,200	1,043
Clayton Homes, Inc.	82,600	1,215
Ethan Allen Interiors, Inc.	72,700	2,669
Fleetwood Enterprises, Inc.	111,300	1,340
Maytag Corp.	46,100	1,524
Ryland Group, Inc.	35,700	1,617
The Stanley Works	2,249,700	85,489
Tupperware Corp.	68,200	1,559
		96,456
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	144,300	$ 8,733
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	3,300	47
Mattel, Inc.	10,700	190
		237
Media - 2.4%
AMC Entertainment, Inc. (a)	14,000	148
AT&T Corp. - Liberty Media Group Class A (a)	143,004	2,410
BHC Communications, Inc. Class A (a)	162,300	22,052
Cablevision Systems Corp.:
- Rainbow Media Group (a)	138,350	3,334
Class A	65,000	3,695
Cox Communications, Inc. Class A (a)	338,600	14,644
E.W. Scripps Co. Class A	146,000	9,848
General Motors Corp. Class H	122,400	2,925
John Wiley & Sons, Inc. Class A	47,000	949
USA Networks, Inc. (a)	494,700	12,793
		72,798
Multiline Retail - 0.8%
Dillards, Inc. Class A	362,900	5,923
JCPenney Co., Inc.	118,000	2,467
Kmart Corp. (a)	632,000	7,129
Kohls Corp. (a)	13,800	849
Sears, Roebuck & Co.	233,700	9,320
		25,688
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A (a)	27,700	1,142
AutoZone, Inc. (a)	10,300	341
Best Buy Co., Inc. (a)	327,300	17,396
Chico's FAS, Inc. (a)	145,500	4,839
Gap, Inc.	49,000	1,519
Inditex SA	66,800	1,037
Office Depot, Inc. (a)	43,000	393
Pacific Sunwear of California, Inc. (a)	17,300	398
Staples, Inc. (a)	486,300	7,051
Venator Group, Inc. (a)	1,357,800	18,059
Williams-Sonoma, Inc. (a)	34,500	1,162
		53,337
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.8%
Columbia Sportswear Co. (a)	47,100	$ 3,302
Jones Apparel Group, Inc. (a)	70,600	3,121
Novel Denim Holdings Ltd. (a)	800	9
Oshkosh B'Gosh, Inc. Class A	5,100	152
Phillips-Van Heusen Corp.	56,900	882
Quiksilver, Inc. (a)	181,400	4,508
Reebok International Ltd. (a)	121,400	3,501
Stride Rite Corp.	1,066,600	8,639
Vans, Inc. (a)	12,500	307
VF Corp.	17,200	711
		25,132
TOTAL CONSUMER DISCRETIONARY		417,429
CONSUMER STAPLES - 2.2%
Food & Drug Retailing - 0.4%
Albertson's, Inc.	242,300	6,954
Rite Aid Corp. (a)	579,300	4,849
		11,803
Food Products - 0.5%
Delta & Pine Land Co.	228,200	5,554
McCormick & Co., Inc. (non-vtg.)	64,800	2,618
Smithfield Foods, Inc. (a)	94,900	3,459
Tasty Baking Co.	5,900	98
Wm. Wrigley Jr. Co.	62,100	2,983
		14,712
Personal Products - 0.5%
Carter-Wallace, Inc.	60,900	1,166
Estee Lauder Companies, Inc. Class A	358,400	14,551
NBTY, Inc. (a)	4,300	56
Perrigo Co. (a)	6,900	96
		15,869
Tobacco - 0.8%
DIMON, Inc.	342,200	3,816
Philip Morris Companies, Inc.	386,200	19,855
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Schweitzer-Mauduit International, Inc.	32,700	$ 683
Souza Cruz Industria Comerico	50,000	251
		24,605
TOTAL CONSUMER STAPLES		66,989
ENERGY - 7.9%
Energy Equipment & Services - 7.9%
Atwood Oceanics, Inc. (a)	29,600	1,269
Cal Dive International, Inc. (a)	451,900	12,834
ENSCO International, Inc.	1,953,000	62,906
Global Marine, Inc. (a)	2,810,400	72,087
Input/Output, Inc. (a)	4,800	57
Marine Drilling Companies, Inc. (a)	388,500	10,101
Noble Drilling Corp. (a)	342,400	14,620
Petroleum Helicopters, Inc. (a)	700	16
Smith International, Inc. (a)	768,400	59,705
Transocean Sedco Forex, Inc.	176,900	9,455
Varco International, Inc. (a)	79,400	1,913
		244,963
Oil & Gas - 0.0%
Nuevo Energy Co. (a)	6,300	127
TOTAL ENERGY		245,090
FINANCIALS - 7.7%
Banks - 0.7%
Investors Financial Services Corp.	60,800	3,960
Riggs National Corp.	30,400	485
SouthTrust Corp.	63,800	1,593
Synovus Finanical Corp.	532,100	16,165
		22,203
Diversified Financials - 6.3%
A.F.P. Provida SA sponsored ADR	14,500	341
A.G. Edwards, Inc.	680,900	28,952
Daiwa Securities Group, Inc.	5,150,000	56,103
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a)	86,800	2,799
Moody's Corp.	121,900	3,911
Nikko Securities Co. Ltd.	3,949,000	31,983
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Nomura Securities Co. Ltd.	2,712,000	$ 54,286
SEI Investments Co.	168,100	6,852
USA Education, Inc.	137,300	9,626
		194,853
Insurance - 0.7%
Brown & Brown, Inc.	57,100	2,335
Cincinnati Financial Corp.	110,000	4,622
Conseco, Inc.	521,200	9,079
Leucadia National Corp.	39,700	1,322
Progressive Corp.	26,600	3,486
White Mountains Insurance Group Ltd.	800	277
		21,121
TOTAL FINANCIALS		238,177
HEALTH CARE - 14.0%
Biotechnology - 1.5%
Abgenix, Inc. (a)	75,800	3,021
Amgen, Inc. (a)	190,000	12,612
Applera Corp. - Celera Genomics Group (a)	155,900	6,752
Biogen, Inc. (a)	17,900	1,080
Decode Genetics, Inc.	119,000	928
Genentech, Inc. (a)	42,200	2,112
Human Genome Sciences, Inc. (a)	72,300	4,797
IDEC Pharmaceuticals Corp. (a)	31,100	1,916
ImClone Systems, Inc. (a)	22,800	1,132
Immunex Corp. (a)	575,500	9,093
ImmunoGen, Inc. (a)	94,700	1,534
Rubicon Ltd. (a)	87,000	21
Serologicals Corp. (a)	18,100	413
		45,411
Health Care Equipment & Supplies - 5.0%
Bausch & Lomb, Inc.	143,000	6,764
Biomet, Inc.	17,400	777
Boston Scientific Corp. (a)	396,600	6,869
C.R. Bard, Inc.	885,000	49,958
Datascope Corp.	25,600	1,026
Diagnostic Products Corp.	12,900	1,003
Edwards Lifesciences Corp. (a)	19,600	454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Haemonetics Corp. (a)	18,700	$ 606
Hillenbrand Industries, Inc.	603,600	31,128
Inhale Therapeutic Systems, Inc. (a)	77,600	2,176
Medtronic, Inc.	1,264,818	54,362
SurModics, Inc. (a)	13,600	738
		155,861
Health Care Providers & Services - 6.6%
AdvancePCS (a)	16,700	1,017
Beverly Enterprises, Inc. (a)	25,900	233
Caremark Rx, Inc. (a)	31,400	511
HCA - The Healthcare Co.	962,600	38,831
Health Net, Inc. (a)	34,600	666
HealthSouth Corp. (a)	50,500	641
Humana, Inc. (a)	284,400	2,716
Lincare Holdings, Inc. (a)	52,800	3,065
McKesson HBOC, Inc.	2,117,100	73,188
Oxford Health Plans, Inc. (a)	168,500	4,624
Patterson Dental Co. (a)	92,600	3,160
Priority Healthcare Corp. Class B (a)	89,700	3,102
Service Corp. International (SCI) (a)	198,400	1,401
Tenet Healthcare Corp. (a)	681,500	31,001
Trigon Healthcare, Inc. (a)	140,000	7,979
UnitedHealth Group, Inc.	510,500	29,354
Universal Health Services, Inc. Class B (a)	40,600	3,248
		204,737
Pharmaceuticals - 0.9%
Allergan, Inc.	157,000	14,083
Mylan Laboratories, Inc.	381,300	12,129
		26,212
TOTAL HEALTH CARE		432,221
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	281,600	21,830
Raytheon Co.	341,200	10,158
		31,988
Commercial Services & Supplies - 3.5%
Allied Waste Industries, Inc. (a)	297,000	5,013
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Andersons, Inc.	10,000	$ 84
Angelica Corp.	10,200	111
Avery Dennison Corp.	45,200	2,643
Bright Horizons Family Solutions, Inc. (a)	37,800	1,029
Career Education Corp. (a)	12,900	650
Cendant Corp. (a)	510,600	9,793
Corinthian Colleges, Inc. (a)	5,000	219
DeVry, Inc. (a)	829,600	27,709
Dun & Bradstreet Corp. (a)	87,700	2,366
IMS Health, Inc.	175,500	5,086
Ionics, Inc. (a)	233,700	6,333
Ionics, Inc. (a)(c)	250,000	6,098
Iron Mountain, Inc. (a)	85,400	3,511
Kelly Services, Inc. Class A (non-vtg.)	121,800	2,853
Sabre Holdings Corp. Class A (a)	26,800	1,400
Total System Services, Inc.	6,700	195
Wallace Computer Services, Inc.	351,100	6,018
Waste Connections, Inc. (a)	212,900	6,357
Waste Management, Inc.	711,600	19,911
Watson Wyatt & Co. Holdings	12,700	280
		107,659
Construction & Engineering - 0.4%
Fluor Corp.	167,300	9,757
Foster Wheeler Ltd.	154,900	1,949
		11,706
Electrical Equipment - 0.0%
Capstone Turbine Corp.	1,242	41
Machinery - 0.8%
AGCO Corp.	112,059	969
Albany International Corp. Class A (a)	138,400	3,061
CTB International Corp. (a)	11,500	99
Deere & Co.	485,000	18,120
Graco, Inc.	11,800	341
NACCO Industries, Inc. Class A	39,600	2,895
		25,485
Marine - 0.5%
Alexander & Baldwin, Inc.	627,700	14,701
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	429,900	13,357
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Heartland Express, Inc. (a)	62,300	$ 1,741
J.B. Hunt Transport Services, Inc. (a)	107,400	2,158
Landstar System, Inc. (a)	16,100	1,069
M.S. Carriers, Inc. (a)	33,700	995
Swift Transportation Co., Inc. (a)	93,200	1,636
		20,956
Trading Companies & Distributors - 0.3%
Genuine Parts Co.	283,500	8,100
TOTAL INDUSTRIALS		220,636
INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 11.6%
Andrew Corp. (a)	3,528,300	60,757
Brocade Communications System, Inc. (a)	1,193,800	46,558
CIENA Corp. (a)	560,000	30,324
Cisco Systems, Inc. (a)	318,600	6,136
Comverse Technology, Inc. (a)	218,400	12,667
Emulex Corp. (a)	3,484,500	120,877
Inrange Technologies Corp. Class B (a)	298,900	5,440
Juniper Networks, Inc. (a)	69,000	2,935
Lucent Technologies, Inc.	69,200	545
McDATA Corp. Class A (a)	15,200	385
Nortel Networks Corp.	172,204	2,295
ONI Systems Corp.	17,200	534
Plantronics, Inc. (a)	777,500	16,856
Polycom, Inc. (a)	992,300	24,609
QUALCOMM, Inc. (a)	331,500	20,135
Redback Networks, Inc. (a)	373,400	5,392
Sonus Networks, Inc.	120,500	3,104
Tellium, Inc.	4,300	114
		359,663
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	68,700	1,371
Compaq Computer Corp.	849,300	13,580
Dell Computer Corp. (a)	776,900	18,925
EMC Corp.	103,300	3,264
Intergraph Corp. (a)	19,700	295
International Business Machines Corp.	913,300	102,107
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
MTI Technology Corp. (a)	1,186,700	$ 2,338
Storage Technology Corp. (a)	31,000	463
StorageNetworks, Inc.	11,900	204
Sun Microsystems, Inc. (a)	2,118,400	34,890
		177,437
Electronic Equipment & Instruments - 0.7%
Andersen Group, Inc. (a)	600	5
Cognex Corp. (a)	10,200	305
Kent Electronics Corp. (a)	165,300	3,539
Symbol Technologies, Inc.	688,200	17,652
		21,501
Internet Software & Services - 1.1%
CMGI, Inc. (a)	35,687	150
Cybear Group (a)	431	0
EarthLink, Inc. (a)	77,500	1,021
Openwave Systems, Inc. (a)	555,716	21,301
RealNetworks, Inc. (a)	988,100	10,879
SilverStream Software, Inc. (a)	174,500	1,153
		34,504
IT Consulting & Services - 0.0%
CACI International, Inc. Class A (a)	6,900	281
StarTek, Inc. (a)	23,500	451
		732
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	29,200	1,315
Semiconductor Equipment & Products - 11.5%
ASM Lithography Holding NV (NY Shares) (a)	268,500	6,245
Brooks Automation, Inc. (a)	17,300	851
Cabot Microelectronics Corp. (a)	384,500	24,708
Cypress Semiconductor Corp. (a)	413,900	8,754
DuPont Photomasks, Inc. (a)	12,000	574
Intel Corp.	1,082,100	29,228
Micron Technology, Inc. (a)	2,245,700	84,214
QLogic Corp. (a)	3,903,798	199,127
Varian Semiconductor Equipment Associates, Inc. (a)	51,700	2,046
Vitesse Semiconductor Corp. (a)	10,300	255
		356,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 7.0%
Cadence Design Systems, Inc. (a)	2,067,800	$ 43,734
Cerner Corp. (a)	19,900	834
Computer Associates International, Inc.	139,800	3,965
J.D. Edwards & Co. (a)	66,800	721
Legato Systems, Inc. (a)	465,300	6,956
Manugistics Group, Inc. (a)	429,200	15,413
Mentor Graphics Corp. (a)	508,300	13,368
Micromuse, Inc. (a)	213,000	8,115
Microsoft Corp. (a)	1,321,000	91,387
Nuance Communications, Inc. (a)	147,500	2,229
PeopleSoft, Inc. (a)	264,500	10,673
Siebel Systems, Inc. (a)	53,000	2,404
Structural Dynamics Research Corp. (a)	77,600	1,879
Sybase, Inc. (a)	948,300	14,746
		216,424
TOTAL INFORMATION TECHNOLOGY		1,167,578
MATERIALS - 2.0%
Chemicals - 0.2%
A. Schulman, Inc.	7,200	92
Engelhard Corp.	94,800	2,632
Georgia Gulf Corp.	27,200	488
Lubrizol Corp.	2,800	87
Monsanto Co.	4,600	163
PPG Industries, Inc.	35,000	1,946
		5,408
Construction Materials - 1.1%
Florida Rock Industries, Inc.	383,800	18,461
Martin Marietta Materials, Inc.	332,100	16,396
		34,857
Containers & Packaging - 0.4%
Bemis Co., Inc.	192,400	7,313
Longview Fibre Co.	20,900	277
Owens-Illinois, Inc. (a)	36,500	258
Packaging Corp. of America (a)	106,200	1,699
Sealed Air Corp. (a)	22,200	922
Smurfit-Stone Container Corp. (a)	112,400	1,683
		12,152
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	23,200	$ 364
Shaw Group (a)	69,400	4,079
		4,443
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.	103,500	3,669
Wausau-Mosinee Paper Corp.	32,800	443
		4,112
TOTAL MATERIALS		60,972
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T Corp.	211,400	4,475
BellSouth Corp.	417,300	17,205
Metromedia Fiber Network, Inc. Class A (a)	748,500	3,009
SBC Communications, Inc.	137,800	5,932
Verizon Communications	512,300	28,100
		58,721
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	43,200	1,069
TOTAL TELECOMMUNICATION SERVICES		59,790
UTILITIES - 1.1%
Electric Utilities - 0.3%
Black Hills Corp.	78,650	4,318
Empire District Electric Co.	65,300	1,290
Huaneng Power International, Inc. sponsored ADR	132,600	3,315
		8,923
Multi-Utilities - 0.8%
Dynegy, Inc. Class A	410,988	20,262
Enron Corp.	100,300	5,307
Western Resources, Inc.	35,100	737
		26,306
TOTAL UTILITIES		35,229
TOTAL COMMON STOCKS (Cost $2,765,586)		2,944,111
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $319)	18,500	$ 74
Cash Equivalents - 4.9%

Fidelity Cash Central Fund, 4.23% (b)	128,587,797	128,588
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	23,469,510	23,470
TOTAL CASH EQUIVALENTS (Cost $152,058)		152,058
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,917,963)		3,096,243
NET OTHER ASSETS - (0.2)%		(6,254)
NET ASSETS - 100%		$ 3,089,989
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Ionics, Inc.	4/18/01	$ 6,233
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,497,053,000 and $1,462,275,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $102,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,172,000 or 0.2% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,925,986,000. Net unrealized appreciation aggregated $170,257,000, of which $549,816,000 related to appreciated investment securities and $379,559,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,892) (cost $2,917,963) - See accompanying schedule		$ 3,096,243
Receivable for investments sold		26,996
Receivable for fund shares sold		1,821
Dividends receivable		2,717
Interest receivable		431
Other receivables		43
Total assets		3,128,251
Liabilities
Payable for investments purchased	$ 9,670
Payable for fund shares redeemed	2,491
Accrued management fee	2,126
Other payables and accrued expenses	505
Collateral on securities loaned, at value	23,470
Total liabilities		38,262
Net Assets		$ 3,089,989
Net Assets consist of:
Paid in capital		$ 2,907,753
Accumulated net investment (loss)		(4,920)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,850
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,306
Net Assets, for 107,166 shares outstanding		$ 3,089,989
Net Asset Value and redemption price per share ($3,089,989 ÷ 107,166 shares)		$28.83
Maximum offering price per share (100/97.00 of $28.83)		$29.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 6,882
Interest		4,299
Security lending		139
Total income		11,320
Expenses
Management fee Basic fee	$ 10,144
Performance adjustment	2,745
Transfer agent fees	2,283
Accounting and security lending fees	291
Non-interested trustees' compensation	6
Custodian fees and expenses	53
Registration fees	281
Audit	22
Legal	8
Miscellaneous	2
Total expenses before reductions	15,835
Expense reductions	(612)	15,223
Net investment income (loss)		(3,903)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	21,887
Foreign currency transactions	(24)	21,863
Change in net unrealized appreciation (depreciation) on:
Investment securities	(295,218)
Assets and liabilities in foreign currencies	27	(295,191)
Net gain (loss)		(273,328)
Net increase (decrease) in net assets resulting from operations		$ (277,231)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (3,903)	$ (14,243)
Net realized gain (loss)	21,863	919,188
Change in net unrealized appreciation (depreciation)	(295,191)	(570,937)
Net increase (decrease) in net assets resulting from operations	(277,231)	334,008
Distributions to shareholders from net realized gains	(807,169)	(514,097)
Share transactions Net proceeds from sales of shares	454,836	1,127,640
Reinvestment of distributions	764,924	491,186
Cost of shares redeemed	(413,756)	(966,652)
Net increase (decrease) in net assets resulting from share transactions	806,004	652,174
Total increase (decrease) in net assets	(278,396)	472,085
Net Assets
Beginning of period	3,368,385	2,896,300
End of period (including accumulated net investment loss of $4,920 and $1,017, respectively)	$ 3,089,989	$ 3,368,385
Other Information Shares
Sold	14,827	23,217
Issued in reinvestment of distributions	22,813	11,801
Redeemed	(13,631)	(19,994)
Net increase (decrease)	24,009	15,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 40.51	$ 42.51	$ 25.27	$ 24.48	$ 20.79	$ 18.11
Income from Invest- ment Operations
Net investment income (loss) D	(.04)	(.17)	(.12)	(.03)	(.03)	(.03)
Net realized and unrealized gain (loss)	(2.03)	5.50	19.30	3.74	4.27	4.15
Total from investment operations	(2.07)	5.33	19.18	3.71	4.24	4.12
Less Distributions
From net realized gain	(9.61)	(7.33)	(1.94)	(2.92)	(.55)	(1.44)
Net asset value, end of period	$ 28.83	$ 40.51	$ 42.51	$ 25.27	$ 24.48	$ 20.79
Total Return B, C	(8.13)%	12.44%	81.31%	17.55%	21.01%	24.88%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,090	$ 3,368	$ 2,896	$ 1,531	$ 1,530	$ 1,267
Ratio of expenses to average net assets	1.00% A	.90%	.95%	.86%	.99%	1.07%
Ratio of expenses to average net assets after expense reductions	.96% A, E	.89% E	.93% E	.83% E	.94% E	1.03% E
Ratio of net invest- ment income (loss) to average net assets	(.25)% A	(.36)%	(.36)%	(.13)%	(.13)%	(.17)%
Portfolio turnover rate	97% A	97%	116%	121%	142%	158%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Joint Trading Account - continued

the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .81% of average net assets after the performance adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $337,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. , an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $576,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent and accounting expenses by $2,000 and $34,000, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Neal P. Miller, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Ned C. Lautenbach *

Donald J. Kirk *

Marie L. Knowles *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant ® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-SANN-0701 138734
1.704547.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com